Summary of significant accounting policies (The Company and basis of presentation and consolidation) (Details) ¥ in Millions	1 Months Ended				12 Months Ended
	May 23, 2017 USD ($)	May 23, 2017 CNY (¥)	Sep. 18, 2016 USD ($)	Sep. 18, 2016 CNY (¥)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 02, 2018	Feb. 28, 2017	Jun. 28, 2016	Mar. 01, 2016	May 06, 2015 USD ($)	May 06, 2015 CNY (¥)
Variable Interest Entity [Line Items]
Current assets					$ 6,691,221,665	$ 5,070,212,481
TOTAL ASSETS					8,033,712,672	6,384,434,270	$ 4,219,558,959
Current liabilities					5,069,868,783	3,674,819,498
Total liabilities					7,288,067,523	5,327,421,144
Total costs of revenue					(1,602,072,983)	(1,517,279,018)	(1,203,636,380)
Net loss					73,034,549	63,627,551	72,977,548
Net cash used in operating activities					(22,901,923)	139,712,972	(159,881,300)
Net cash used in investing activities					34,562,924	(827,168,769)	4,467,639
Net cash provided/(used in) by financing activities					(189,581,282)	1,154,478,621	343,824,125
Amounts due to subsidiaries of the Group					48,502,441	128,178,423
Land use right securing long-term debt					188,437,461	155,782,729
Revenues					2,217,551,285	1,976,907,231	$ 1,561,624,693
Ping An trust Co., Ltd. ("Ping'an trust") [Member]
Variable Interest Entity [Line Items]
Revenues					0	0
Senior Management Members [Member]
Variable Interest Entity [Line Items]
Percentage of Share of Profit or Loss								49.00%
Xinyuan Real Estate Co., Ltd. and Subsidiaries [Member]
Variable Interest Entity [Line Items]
Percentage of Share of Profit or Loss								51.00%
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Current assets					174,366,164	160,889,349
Non-current assets					247,753	287,409
TOTAL ASSETS					174,613,917	161,176,758
Current liabilities					151,609,433	132,170,781
Non-current liabilities					0	0
Total liabilities					151,609,433	132,170,781
Revenue					0	0
Total costs of revenue					0	0
Net loss					(4,786,363)	(7,266,337)
Net cash used in operating activities					(8,804,491)	(18,569,850)
Net cash used in investing activities					0	0
Net cash provided/(used in) by financing activities					8,949,715	(13,688,554)
Beijing Yuzhouyun Technology Development Center [Member]
Variable Interest Entity [Line Items]
Current assets					5,775,479
Non-current assets					3,557,562
TOTAL ASSETS					9,333,041
Current liabilities					11,808,683
Non-current liabilities					0
Total liabilities					11,808,683
Revenue					7,991,038
Total costs of revenue					(1,559,129)
Net loss					(1,929,266)
Net cash used in operating activities					519,050
Net cash used in investing activities					(255,509)
Net cash provided/(used in) by financing activities					0
Consolidation, Eliminations [Member]
Variable Interest Entity [Line Items]
Amounts due to subsidiaries of the Group					145,728,475	$ 126,623,561
Consolidation, Eliminations [Member] | Xinyuan Real Estate Co., Ltd. and Subsidiaries [Member]
Variable Interest Entity [Line Items]
Revenue					7,399,410
Consolidation, Eliminations [Member] | Beijing Yuzhouyun Technology Development Center [Member]
Variable Interest Entity [Line Items]
Revenue					591,628
Amounts due to subsidiaries of the Group					$ 9,169,167
Beijing Yuzhouyun Technology Development Center (Limited partnership) ("Yuzhouyun") (Note 2(a)) [Member]
Variable Interest Entity [Line Items]
Paid-up Capital												$ 37,600,000	¥ 250.0
Percentage of Equity Directly Attributable to the Group					65.00%	65.00%
Number of projects under construction | item					1
Percentage of non-controlling equity interest that will be repurchased by the entity					35.00%
Beijing Yuzhouyun Technology Development Center (Limited partnership) ("Yuzhouyun") (Note 2(a)) [Member] | Ping An trust Co., Ltd. ("Ping'an trust") [Member]
Variable Interest Entity [Line Items]
Noncontrolling owners interest (percentage)	35.00%	35.00%	10.00%	10.00%	35.00%				35.00%	5.00%	20.00%
Amount of loan in aggregate to the Group	$ 246,800,000	¥ 1,610.0	$ 124,300,000	¥ 862.5